UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                     November 28, 2006 to December 26, 2006


Commission File Number of issuing entity: 333-130192-09


                J.P. Morgan Mortgage Acquisition Trust 2006-WMC2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-130192


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       33-1141364, 33-1141366, 33-1141367
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-WMC2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 26, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Trust 2006-WMC2 Asset-Backed Pass-Through Certificates, Series 2006-WMC2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on December 26, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                                By:    /s/ William C. Buell
                                       ----------------------
                                       William C. Buell
                                       Vice President

                               Date:   January 9, 2007

EXHIBIT INDEX

Exhibit Number Description

EX-99.1        Monthly report distributed to holders of J.P. Morgan Mortgage
               Acquisition   Trust   2006-WMC2   Asset-Backed   Pass-Through
               Certificates, Series 2006-WMC2 relating to the December 26, 2006 distribution.


                                     EX-99.1
            J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                December 26, 2006

                                Table of Contents
                                                                   Page
Distribution Report                                                  2
Factor Report                                                        3
Delinquent Mortgage Loans                                            9
Delinquency Trend Group                                             10
Bankruptcies                                                        11
Foreclosures                                                        12
REO Properties                                                      13
REO Property Scheduled Balance                                      14
Principal Payoffs by Group occurred in this Distribution            14
Realized Loss Group Report                                          15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                   Pei Y Huang
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                           4 New York Plaza, 6th Floor
                            New York, New York 10004
                    Tel: (212) 623-4495 / Fax: (212) 623-5930
                       Email: pei.yan.huang@jpmorgan.com

                                     J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                                          December 26, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                     ENDING
              FACE           PRINCIPAL                                                         REALIZED   DEFERRED      PRINCIPAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL         LOSSES    INTEREST        BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       324,255,000.00     289,496,157.14    8,508,051.58      1,272,134.57       9,780,186.15   0.00      0.00    280,988,105.56
A2       339,214,000.00     263,374,581.03   21,651,872.01      1,139,314.54      22,791,186.55   0.00      0.00    241,722,709.02
A3       123,372,000.00     123,372,000.00            0.00        537,662.03         537,662.03   0.00      0.00    123,372,000.00
A4       120,305,000.00     120,305,000.00            0.00        530,110.62         530,110.62   0.00      0.00    120,305,000.00
A5        95,001,000.00      95,001,000.00            0.00        426,264.21         426,264.21   0.00      0.00     95,001,000.00
M1        45,262,000.00      45,262,000.00            0.00        204,181.91         204,181.91   0.00      0.00     45,262,000.00
M2        40,800,000.00      40,800,000.00            0.00        184,382.00         184,382.00   0.00      0.00     40,800,000.00
M3        24,225,000.00      24,225,000.00            0.00        109,867.10         109,867.10   0.00      0.00     24,225,000.00
M4        21,037,000.00      21,037,000.00            0.00         96,086.50          96,086.50   0.00      0.00     21,037,000.00
M5        21,675,000.00      21,675,000.00            0.00         99,873.58          99,873.58   0.00      0.00     21,675,000.00
M6        19,125,000.00      19,125,000.00            0.00         88,894.06          88,894.06   0.00      0.00     19,125,000.00
M7        18,487,000.00      18,487,000.00            0.00         92,630.14          92,630.14   0.00      0.00     18,487,000.00
M8        16,575,000.00      16,575,000.00            0.00         85,720.38          85,720.38   0.00      0.00     16,575,000.00
M9        12,112,000.00      12,112,000.00            0.00         70,932.58          70,932.58   0.00      0.00     12,112,000.00
M10       10,837,000.00      10,837,000.00            0.00         63,902.18          63,902.18   0.00      0.00     10,837,000.00
M11       12,751,000.00      12,751,000.00            0.00         75,188.40          75,188.40   0.00      0.00     12,751,000.00
P                100.00             100.00            0.00        334,245.32         334,245.32   0.00      0.00            100.00
R                  0.00               0.00            0.00              0.00               0.00   0.00      0.00              0.00
TOTALS 1,245,033,100.00   1,134,434,838.17   30,159,923.59      5,411,390.12      35,571,313.71   0.00      0.00  1,104,274,914.58
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL           BEGINNING                                                                                  ENDING
              FACE           NOTIONAL                                                         REALIZED     DEFERRED     NOTIONAL
CLASS        VALUE           BALANCE           PRINCIPAL          INTEREST        TOTAL       LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C        1,274,996,689.00   1,164,397,260.74     0.00           1,676,963.97     1,676,963.97    0.00      0.00    1,134,237,337.15
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                         BEGINNING                                                              ENDING               PASS-THRU
CLASS        CUSIP       PRINCIPAL          PRINCIPAL          INTEREST            TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         46628TAA9      892.80398803    26.23876758         3.92325352         30.16202110      866.56522046      5.455000%
A2         46628TAB7      776.42603498    63.82953537         3.35868962         67.18822499      712.59649961      5.370000%
A3         46628TAC5    1,000.00000000     0.00000000         4.35805556          4.35805556    1,000.00000000      5.410000%
A4         46628TAD3    1,000.00000000     0.00000000         4.40638893          4.40638893    1,000.00000000      5.470000%
A5         46628TAE1    1,000.00000000     0.00000000         4.48694445          4.48694445    1,000.00000000      5.570000%
M1         46628TAF8    1,000.00000000     0.00000000         4.51111109          4.51111109    1,000.00000000      5.600000%
M2         46628TAG6    1,000.00000000     0.00000000         4.51916667          4.51916667    1,000.00000000      5.610000%
M3         46628TAH4    1,000.00000000     0.00000000         4.53527761          4.53527761    1,000.00000000      5.630000%
M4         46628TAJ0    1,000.00000000     0.00000000         4.56750012          4.56750012    1,000.00000000      5.670000%
M5         46628TAK7    1,000.00000000     0.00000000         4.60777762          4.60777762    1,000.00000000      5.720000%
M6         46628TAL5    1,000.00000000     0.00000000         4.64805543          4.64805543    1,000.00000000      5.770000%
M7         46628TAM3    1,000.00000000     0.00000000         5.01055553          5.01055553    1,000.00000000      6.220000%
M8         46628TAN1    1,000.00000000     0.00000000         5.17166697          5.17166697    1,000.00000000      6.420000%
M9         46628TAP6    1,000.00000000     0.00000000         5.85638871          5.85638871    1,000.00000000      7.270000%
M10        46628TAQ4    1,000.00000000     0.00000000         5.89666697          5.89666697    1,000.00000000      7.320000%
M11        46628TAR2    1,000.00000000     0.00000000         5.89666693          5.89666693    1,000.00000000      7.320000%
P          46628TAT8    1,000.00000000     0.00000000 3,342,453.20000000  3,342,453.20000000    1,000.00000000      0.000000%
TOTALS                    911.16841646    24.22419419         4.34638253         28.57057673      886.94422227
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                       BEGINNING                                                                   ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL            INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C            46628TAS0   913.25512512    0.00000000        1.31526927           1.31526927    889.60022166      0.000000%
-----------------------------------------------------------------------------------------------------------------------------------

                                     J.P. Morgan Mortgage Acquisition Trust, Series 2006-WMC2
                                                          December 26, 2006

Dates:
Record Date                                                                                                       12/22/06
Determination Date                                                                                                12/15/06
Distribution Date                                                                                                 12/26/06

Principal Funds:
Scheduled Principal Payments (Total)                                                                            465,654.39
Group 1                                                                                                         175,435.96
Group 2                                                                                                         290,218.43

Principal Prepayments (Total)                                                                                29,319,927.17
Group 1                                                                                                       7,793,316.20
Group 2                                                                                                      20,954,113.19

Curtailments (Total)                                                                                             17,686.14
Group 1                                                                                                           6,356.54
Group 2                                                                                                          11,329.60

Curtailment Interest Adjustments (Total)                                                                            -24.52
Group 1                                                                                                             -31.98
Group 2                                                                                                               7.46

Repurchase Principal (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Substitution Amounts (Total)                                                                                          0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Net Liquidation Proceeds (Total)                                                                                356,680.40
Group 1                                                                                                         370,928.08
Group 2                                                                                                         -14,247.68

Other Principal Adjustments (Total)                                                                                   0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Non Recoverable Principal Advances (Total)                                                                        3,551.02
Group 1                                                                                                             455.39
Group 2                                                                                                           3,095.63

Interest Funds:

Gross Interest                                                                                                7,994,316.90
Group 1                                                                                                       2,556,895.83
Group 2                                                                                                       5,437,421.07

Servicing Fees                                                                                                  485,165.48
Group 1                                                                                                         157,475.30
Group 2                                                                                                         327,690.18

Trustee Fees                                                                                                      3,881.34
Group 1                                                                                                           1,259.82
Group 2                                                                                                           2,621.52

Custodian Fee                                                                                                     1,940.66
Group 1                                                                                                             629.90
Group 2                                                                                                           1,310.76

Trust Oversight Manager Fees                                                                                     14,554.97
Group 1                                                                                                           4,724.26
Group 2                                                                                                           9,830.71

Non Recoverable Interest Advances (Total)                                                                        84,493.35
Group 1                                                                                                           9,023.82
Group 2                                                                                                          75,469.53

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                                       43
Group 1                                                                                                                 15
Group 2                                                                                                                 28

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected                           10,555,648.05
Group 1                                                                                                       2,592,851.23
Group 2                                                                                                       7,962,796.82

Amount of Prepayment Penalties Collected                                                                        334,245.32
Group 1                                                                                                          80,880.97
Group 2                                                                                                         253,364.35
Available Remitance Amount                                                                                   36,988,155.88

Principal Remittance Amount (Total)                                                                          29,583,874.78
Group 1                                                                                                       8,345,549.41
Group 2                                                                                                      21,238,325.37

Interest Remittance Amount (Total)                                                                            7,404,281.10
Group 1                                                                                                       2,383,782.73
Group 2                                                                                                       5,020,498.37

Pool Detail:
Beginning Number of Loans Outstanding                                                                                6,058
Group 1                                                                                                              2,210
Group 2                                                                                                              3,848

Ending Number of Loans Outstanding                                                                                   5,932
Group 1                                                                                                              2,167
Group 2                                                                                                              3,765

Beginning Aggregate Loan Balance                                                                          1,164,397,260.35
Group 1                                                                                                     377,940,801.58
Group 2                                                                                                     786,456,458.77

Ending Aggregate Loan Balance                                                                             1,134,237,336.76
Group 1                                                                                                     369,469,660.86
Group 2                                                                                                     764,767,675.90

Current Advances                                                                                                      0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Aggregate Advances                                                                                                    0.00
Group 1                                                                                                               0.00
Group 2                                                                                                               0.00

Weighted Average Remaning Term To Maturity                                                                          330.44
Group 1                                                                                                             338.61
Group 2                                                                                                             326.49

Weighted Average Net Mortgage Rate                                                                                7.64136%
Group 1                                                                                                           7.53101%
Group 2                                                                                                           7.69439%

Delinquent Mortgage Loans
Group 1
Category      Number  Principal Balance  Percentage
1 Month           105  19,401,005.68      5.25%
2 Month            39   8,343,264.30      2.26%
3 Month             6     336,012.78      0.09%
Total             150  28,080,282.76      7.60%

Delinquent Mortgage Loans
Group 2
Category      Number  Principal Balance  Percentage
1 Month           173  39,275,476.26      5.14%
2 Month            85  17,962,047.98      2.35%
3 Month            40   4,380,106.31      0.57%
Total             298  61,617,630.55      8.06%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number  Number of Loans    Principal Balance   Percentage
      1              4              580,035.25        0.16%
      2             12            1,242,247.18        0.16%
Total               16            1,822,282.43        0.16%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              1
Principal Balance of Bankruptcy Loans that are Current                                                          148,266.79
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              237,664.50
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 2
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             194,103.96
Total Number of Bankruptcy Loans                                                                                         4
Total Principal Balance of Bankruptcy Loans                                                                     580,035.25

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                                              3
Principal Balance of Bankruptcy Loans that are Current                                                          122,931.69
Number of Bankruptcy Loans that are 1 Month Delinquent                                                                   0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                                     0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                                                  3
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                              295,038.59
Number of Bankruptcy Loans that are 3+ Months Delinquent                                                                 6
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                             824,276.90
Total Number of Bankruptcy Loans                                                                                        12
Total Principal Balance of Bankruptcy Loans                                                                   1,242,247.18

Foreclosures
Group Number Number of Loans       Principal Balance   Percentage
      1             71              13,268,934.86         3.59%
      2            210              60,807,258.61         7.95%
Total              281              74,076,193.47         6.53%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                                    0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                             150,844.27
Number of Foreclosure Loans that are 3+ Months Delinquent                                                               70
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         13,118,090.59
Total Number of Foreclosure Loans                                                                                       71
Total Principal Balance of Foreclosure Loans                                                                 13,268,934.86

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                                             0
Principal Balance of Foreclosure Loans that are Current                                                               0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                                                  1
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                              192,000.00
Number of Foreclosure Loans that are 2 Months Delinquent                                                                 1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                                              98,308.88
Number of Foreclosure Loans that are 3+ Months Delinquent                                                              208
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                                         60,516,949.73
Total Number of Foreclosure Loans                                                                                      210
Total Principal Balance of Foreclosure Loans                                                                 60,807,258.61

REO Properties
Group Number  Number of Loans      Principal Balance    Percentage
      1              2                 679,413.07          0.18%
      2              3                 283,485.08          0.04%
Total                5                 962,898.15          0.08%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        2
Principal Balance of REO Loans that are 3+ Months Delinquent                                                    679,413.07
Total Number of REO Loans                                                                                                2
Total Principal Balance of REO Loans                                                                            679,413.07

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                                     0
Principal Balance of REO Loans that are Current                                                                       0.00
Number of REO Loans that are 1 Month Delinquent                                                                          0
Principal Balance of REO Loans that are 1 Month Delinquent                                                            0.00
Number of REO Loans that are 2 Months Delinquent                                                                         0
Principal Balance of REO Loans that are 2 Months Delinquent                                                           0.00
Number of REO Loans that are 3+ Months Delinquent                                                                        3
Principal Balance of REO Loans that are 3+ Months Delinquent                                                    283,485.08
Total Number of REO Loans                                                                                                3
Total Principal Balance of REO Loans                                                                            283,485.08

REO Property Scheduled Balance

 Group Number    Loan Number    REO Date    Schedule Principal Balance
       1             11438116  03/01/2006      268,863.74
       1             11443946  03/01/2006      410,549.33
       2             11463093  05/01/2006      135,177.96
       2             11479732  04/01/2006      111,390.13
       2             11491712  04/01/2006       36,916.99
     Total                                     962,898.15

Principal Payoffs by Group occured in this Distribution

Group Number    Number of Loans   Principal Balance   Percentage
      1                43               8,289,380.19         2.24%
      2                83              21,387,227.38         2.80%
Total                 126              29,676,607.57         2.62%

Realized Loss Group Report
Group            Current        Cumulative       Ending             Balance of            Net Liquidation
Number           Loss           Loss             Balance            Liquidated Loans      Proceeds
1                125,135.91     125,135.91       369,469,660.86     496,063.99           370,928.08
2                447,361.87     814,457.18       764,767,675.90     433,114.19           -14,247.68
TOTAL            572,497.78     939,593.09     1,134,237,336.76     929,178.18           356,680.40

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                  572,497.78
Group 1                                                                                                         125,135.91
Group 2                                                                                                         447,361.87

Cumulative Realized Losses - Reduced by Recoveries                                                              939,593.09
Group 1                                                                                                         125,135.91
Group 2                                                                                                         814,457.18

Current Applied Losses                                                                                                0.00
Cumulative Applied Losses                                                                                             0.00

Trigger Event                                                                                                           NO
TEST I - Trigger Event Occurrence                                                                                      YES
(Is Delinquency Percentage > 37.09% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                                            9.51148%
37.09% of of Senior Enhancement Percetage                                                                         8.92225%
OR
TEST II - Trigger Event Occurrence (Not Applicable Until June 2008)                                                    N/A
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                              0.07369%
Required Cumulative Loss %                                                                                        0.00000%

O/C Reporting
Targeted Overcollateralization Amount                                                                        29,962,422.18
Ending Overcollateralization Amount                                                                          29,962,422.18
Ending Overcollateralization Deficiency                                                                               0.00
Overcollateralization Release Amount                                                                                  0.00
Monthly Excess Interest                                                                                       2,253,012.78
Payment to Class C                                                                                            1,676,963.97
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                                      0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Interest Carryforward Amount Paid This Period                                                                         0.00
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Swap Account:
Net Swap Payment Due                                                                                             74,123.52
Net Swap Payment Paid                                                                                            74,123.52
Net Swap Receipt Due                                                                                                  0.00

Beginning Balance                                                                                                 1,000.00
Additions to the Swap Account                                                                                    74,123.52
Withdrawals from the Swap Account                                                                                74,123.52
Ending Balance                                                                                                    1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                                 1,000.00
Additions to the Basis Risk Reserve Fund                                                                              0.00
Divident Earnings on the Basis Risk Reserve Fund                                                                      0.00
Withdrawals from the Basis Risk Reserve Fund                                                                          0.00
Ending Balance                                                                                                    1,000.00
Interest Accrual Period
Start Date                                                                                               November 27, 2006
End Date                                                                                                 December 26, 2006
Number of Days in Accrual Period                                                                                        29

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Interest Carryover Amount Paid This Period
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Interest Carryover Amount
Class A-1                                                                                                             0.00
Class A-2                                                                                                             0.00
Class M-1                                                                                                             0.00
Class A-3                                                                                                             0.00
Class A-4                                                                                                             0.00
Class A-5                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                                         0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class A-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                                  0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                                 0.00
Prepayment Interest Shortfall Allocated to Class C                                                                    0.00

Total Relief Act Interest Shortfall occured this distribution                                                         0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class A-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                                  0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                                 0.00
Relief Act Interest Shortfall Allocated to Class C                                                                    0.00

Available Net Funds Cap to Libor Certificates                                                                     7.904857

One-Month LIBOR for Such Distribution Date                                                                        5.320000

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                         5.455000
Class A-2                                                                                                         5.370000
Class A-3                                                                                                         5.410000
Class A-4                                                                                                         5.470000
Class A-5                                                                                                         5.570000
Class M-1                                                                                                         5.600000
Class M-2                                                                                                         5.610000
Class M-3                                                                                                         5.630000
Class M-4                                                                                                         5.670000
Class M-5                                                                                                         5.720000
Class M-6                                                                                                         5.770000
Class M-7                                                                                                         6.220000
Class M-8                                                                                                         6.420000
Class M-9                                                                                                         7.270000
Class M-10                                                                                                        7.320000
Class M-11                                                                                                        7.320000

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Paid This Period                                                                                      0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Deferred Amount Occured This Period                                                                                   0.00
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Remaining Deferred Amount
Class M-1                                                                                                             0.00
Class M-2                                                                                                             0.00
Class M-3                                                                                                             0.00
Class M-4                                                                                                             0.00
Class M-5                                                                                                             0.00
Class M-6                                                                                                             0.00
Class M-7                                                                                                             0.00
Class M-8                                                                                                             0.00
Class M-9                                                                                                             0.00
Class M-10                                                                                                            0.00
Class M-11                                                                                                            0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.